Schedule of Investments (unaudited)	iShares® North American Tech-Multimedia Networking ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 99.9%
Arista Networks Inc.(a)	25,539	$9,253,035
Calix Inc.(a)	108,718	5,164,105
Cambium Networks Corp.(a)	13,189	637,688
Ciena Corp.(a)	84,583	4,811,927
Cisco Systems Inc.	171,322	9,080,066
CommScope Holding Co. Inc.(a)(b)	234,220	4,991,228
EchoStar Corp., Class A(a)	103,002	2,501,919
Extreme Networks Inc.(a)	301,034	3,359,539
F5 Networks Inc.(a)	48,525	9,057,677
Harmonic Inc.(a)(b)	241,398	2,056,711
Infinera Corp.(a)	472,654	4,821,071
Inseego Corp.(a)(b)	159,608	1,610,445
Juniper Networks Inc.	325,812	8,910,958
Lumentum Holdings Inc.(a)(b)	61,408	5,037,298
Motorola Solutions Inc.	44,350	9,617,297
NETGEAR Inc.(a)(b)	72,753	2,787,895
NetScout Systems Inc.(a)	162,422	4,635,524
Plantronics Inc.(a)	90,920	3,794,092
Ribbon Communications Inc.(a)	285,051	2,169,238
Ubiquiti Inc.	15,495	4,837,384
ViaSat Inc.(a)(b)	97,695	4,869,119
Viavi Solutions Inc.(a)(b)	285,376	5,039,740
		109,043,956
Total Common Stocks — 99.9%
(Cost: $99,086,355)		109,043,956

Security	Shares	Value

Short-Term Investments

Money Market Funds — 3.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	3,937,972	$3,940,334
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	100,000	100,000
		4,040,334
Total Short -Term Investments — 3.7%
(Cost: $4,038,688)		4,040,334

Total Investments in Securities — 103.6%
(Cost: $103,125,043)		113,084,290

Other Assets, Less Liabilities — (3.6)%		(3,926,129)

Net Assets—100.0%		$109,158,161

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$12,333,755	$—		$(8,393,568	)(a)	$(93)	$240	$3,940,334	3,937,972	$4,758	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0	(a)	—		—	—	100,000	100,000	2		—
						$(93)	$240	$4,040,334		$4,760		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® North American Tech-Multimedia Networking ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$109,043,956	$—	$—	$109,043,956
Money Market Funds	4,040,334	—	—	4,040,334
	$113,084,290	$—	$—	$113,084,290

2